FINANCIAL RISK MANAGEMENT - Change from prevailing exchange rates (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Prevailing Exchange Rate	10.00%
Appreciation of the USD against the currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Confidence interval	10.00%
Appreciation of the USD against the currency [Member] | Canadian dollars per US dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in net income due to depreciation	$ 68
Appreciation of the USD against the currency [Member] | Brazilian Real [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in net income due to depreciation	1,255
Appreciation of the USD against the currency [Member] | Australian Dollars [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in net income due to depreciation	(78)
Appreciation of the USD against the currency [Member] | Mexican pesos per US dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in net income due to depreciation	(150)
Appreciation of the USD against the currency [Member] | Peruvian soles per US dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in net income due to depreciation	$ 287
Depreciation of the USD against the currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Confidence interval	10.00%
Depreciation of the USD against the currency [Member] | Canadian dollars per US dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in net income due to depreciation	$ (80)
Depreciation of the USD against the currency [Member] | Brazilian Real [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in net income due to depreciation	(1,222)
Depreciation of the USD against the currency [Member] | Australian Dollars [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in net income due to depreciation	78
Depreciation of the USD against the currency [Member] | Mexican pesos per US dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in net income due to depreciation	157
Depreciation of the USD against the currency [Member] | Peruvian soles per US dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in net income due to depreciation	$ (287)